CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) (Unaudited) - USD ($)	Series A Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Loss	Accumulated Deficit	Total
Balance, beginning, Value at Jul. 26, 2016	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, beginning, Shares at Jul. 26, 2016	0	0
Issuance of series A preferred stock to officers and/or directors, Value
Issuance of series A preferred stock to officers and/or directors, Shares	1
Issuance of common stock in connection with sales made under exchange agreement with a related party, Value		$ 4,000				4,000
Issuance of common stock in connection with sales made under exchange agreement with a related party, Shares		4,000,000
Stock based compensation			302,002			302,002
Adjustment for change in foreign currency translation				(259)	259
Net income (loss)					(340,728)	(340,728)
Balance, ending at Dec. 31, 2016		$ 4,000	302,002	(259)	(340,469)	(34,726)
Balance, ending (in shares) at Dec. 31, 2016	1	4,000,000
Issuance of common stock in connection with sales made under private offerings, Value		$ 250	249,850			250,100
Issuance of common stock in connection with sales made under private offerings, Shares		250,100
Issuance of common stock in exchange for consulting, professional and other services, Value		$ 3	3,164			3,167
Issuance of common stock in exchange for consulting, professional and other services, Shares		3,167
Issuance of common stock in connection with property and equipment acquired from a related party, Value		$ 177	179,223			179,400
Issuance of common stock in connection with property and equipment acquired from a related party, Shares		176,332
Stock based compensation			363,443			363,443
Adjustment for change in foreign currency translation				1,486		1,486
Net income (loss)					(437,635)	(437,635)
Balance, ending at Dec. 31, 2017		$ 4,430	1,097,682	1,227	(778,104)	325,235
Balance, ending (in shares) at Dec. 31, 2017	1	4,429,599
Issuance of common stock in connection with sales made under private offerings, Value		$ 5	4,995			5,000
Issuance of common stock in connection with sales made under private offerings, Shares		5,000
Issuance of common stock in exchange for consulting, professional and other services, Value		$ 200	124,800			125,000
Issuance of common stock in exchange for consulting, professional and other services, Shares		200,000
Stock based compensation			204,319			204,319
Adjustment for change in foreign currency translation				9,455		9,455
Net income (loss)					(401,765)	(401,765)
Balance, ending at Dec. 31, 2018		$ 4,635	$ 1,431,796	$ 10,682	$ (1,179,869)	$ 267,244
Balance, ending (in shares) at Dec. 31, 2018	1	4,634,599